RELATED PARTIES	12 Months Ended
Jun. 30, 2020
RELATED PARTIES [Abstract]
RELATED PARTIES
16.	RELATED PARTIES

(a)	Subsidiaries

	Country of Incorporation	Equity Interest
		2020%	2019%	2018%
Piedmont Lithium, Inc.	United States	100	100	100
Gaston Land Company, LLC	United States	100	100	100

(b)	Ultimate Parent

Piedmont Lithium Limited is the ultimate parent of the Group.

(c)	Transactions with Key Management Personnel

The aggregate compensation made to Key Management Personnel of the Group is set out below:

	2020 US$	2019 US$	2018 US$
Short-term employee benefits	1,414,164	1,673,245	1,153,314
Post-employment benefits	27,785	30,544	18,876
Termination benefits	30,000	-	-
Share-based payments	451,864	420,529	957,147
Total compensation	1,923,813	2,124,318	2,129,337

No loans were provided to or received from Key Management Personnel during the year ended June 30, 2020 (2019: Nil).

(d)	Other transactions with Related Parties

Ledger Holdings Pty Ltd (‘Ledger’), a company associated with Mr Levi Mochkin, was paid or is payable A$135,151 during the 2020 year for the provision of services in relation to business development activities (2019: A$120,000) (2018: A$70,000) (such fees have been included in Mr Mochkin’s remuneration as disclosed above). Effective from February 1, 2020, Ledger receives a monthly retainer of US$5,833, with any additional fees agreed between the parties as required from time to time. The agreement may be terminated by either party for any reason by giving two months’ notice.

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.